Significant Accounting Policies - Schedule of Depreciation and Amortization (Detail) - LGM ENTERPRISES, LLC [Member]	12 Months Ended
Dec. 31, 2022
Transportation equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Transportation equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life, Description	Shorter of remaining lease term or useful life